As filed with the Securities and Exchange Commission on 05/30/2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22228

PNMAC MORTGAGE OPPORTUNITY FUND, LP

6101 Condor Drive
 Moorpark, California 93021

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
6101 Condor Drive
 Moorpark, California 93021

1 (818) 224-7050

Copies to:
Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares or
	Principal Amount	Fair Value
INVESTMENTS - 137.7%
Mortgage Investments - 82.0%*
PNMAC Mortgage Co., LLC^	$62,238,970	$97,526,213
PNMAC Mortgage Co Funding, LLC^	193,681,936	198,582,282
PNMAC Mortgage Co. (FI), LLC^	30,114,961	35,231,723
Total Mortgage Investments (Cost $286,035,867)	286,035,867	331,340,217

Mortgage-Backed Securities - 49.3%*
Countrywide Asset Backed Certificates: CWL 2006-23 2A2
0.35%, 05/25/37**	32,277,234	31,147,530
Countrywide Asset Backed Certificates: CWL 2005-11 AF6
5.05%, 02/25/36	2,530,617	2,081,433
Countrywide Asset Backed Certificates: CMLTI 2007- AHL1 A2A
0.28%, 12/25/36**	4,036,748	3,966,104
Citigroup Mortgage Loan Trust Inc: CMLTI 2007-WFH2 A2
0.39%, 03/25/37**	22,741,994	21,548,039
Countrywide Asset Backed Certificates: CWL 2006-SD2 1A1
0.59%, 05/25/46	6,424,961	4,095,913
Ellington Loan Acqisition Trust: ELAT 2007-1 A2A1
1.24%, 05/26/37	549,432	521,960
GSAMP Trust: GSAMP 2006-HE6 A2
0.32%, 08/25/36**	17,324,499	15,726,141
Morgan Stanley Home Equity Loan Trust: MSHEL 2006-2 A3
0.41%, 02/25/36**	16,905,183	15,552,768
Morgan Stanley Capital Inc: MSAC 2007-NC3 A2A
0.30%, 5/25/37**	17,669,176	13,958,649
Novastar Home Equity Loan: NHEL 2007-1 A2A1
0.34%, 03/25/37**	4,130,097	4,057,820
PENNYMAC Asset-Backed Certificates: PNMAC 2010-NPL1 M2
5.00%, 02/28/50**	40,271,076	37,854,811
PENNYMAC Asset-Backed Certificates: PNMAC 2011-NPL1 M1
5.25%, 09/25/51**	35,335,000	32,508,200
Vericrest Opportunity Loan Transferee: VOLT 2011-NL3A A1
5.19%, 09/25/51**	10,534,634	10,534,634

SWDNSI Trust Series 2010-2^	10,410,634	5,737,595
Total Mortgage-Backed Securities (Cost $206,149,135)	221,141,283	199,291,597

Short-Term Investments - 6.4%*
Black Rock Liquidity Fund - TempFund Institutional Shares^	25,698,957	25,698,957
Total Short-Term Investments (Cost $25,698,957)	25,698,957	25,698,957

TOTAL INVESTMENTS - 137.7%* (Cost $517,883,959)		556,330,771

LIABILITIES - (37.5%)*
Securities Sold Under Agreements to Repurchase - (37.5%)*
Agreement with Wells Fargo, 0.99% (Eligible assets are pledged as collateral)	(125,573,000)	(125,573,000)
Agreement with Credit Suisse, 1.90% (Eligible assets are pledged as collateral)	(25,827,000)	(25,827,000)
Total Securities Sold Under Agreements to Repurchase	(151,400,000)	(151,400,000)

Liabilities in Excess of Other Assets - (0.2%)*		(893,829)
TOTAL PARTNERS' CAPITAL - 100%*		$404,036,942

* Percentages are stated as a percent of partners' capital.
** All or a portion of these securities are pledged under repurchase agreements.
^ Investment represents securities held or issued by related parties
All investments are in the United States of America

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows**:
Cost of investments	$517,883,959
Gross unrealized appreciation	46,076,328
Gross unrealized depreciation	(7,629,516)
Net unrealized appreciation	$38,446,812

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PNMAC Mortgage Opportunity Fund, LP

FAS 157 - Summary of Fair Value Exposure at March 31, 2012.

The Master Fund carries its investments at fair value.  The Fund applies the hierarchy described in the Fair Value Measurements and Disclosures topic of the Financial Accounting Standards Board's Accounting Standards Codification, which prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active market for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
Each financial instrument's level assignment within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement for that particular instrument.  The three levels of the hierarchy are described below:

Level 1 - Quoted prices in active market for identical securities.

Level 2 - Prices determined using other significant observable inputs.  Observable inputs are inputs that other market participants would use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayments speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Master Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may also result in transfer in or out of an investment's assigned level within the hierarchy.

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis as of March 31, 2012:

Description	Total	Level 1	Level 2	Level 3
Short-term Investments	$25,698,957	$25,698,957	$-	$-
Mortgage-Backed Securities	199,291,597	-	-	199,291,597
Mortgage Investments	331,340,217			331,340,217
Total Investments	$556,330,771	$25,698,957	$-	$530,631,814

Following is a summary of changes in Statement of Assets and Liabilities line items measured using Level 3 inputs:

	Mortgage Investments	Mortgage-Backed Securities	Total
Balance as of 12/31/11	$317,719,483	$217,994,223	$535,713,706
Accrued discounts	-	701,372	701,372
Change in unrealized appreciation (depreciation)	3,599,990	1,029,025	4,629,015
Purchases	10,020,744	499,221	10,519,965
Sales	-	-	-
Distributions	-	-	-
Repayments	-	(20,932,244)	(20,932,244)
Balance as of 03/30/12	$331,340,217	$199,291,597	$530,631,814

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNMAC Mortgage Opportunity Fund, LP

By      /s/ Stanford L. Kurland
                 Stanford L. Kurland, CEO

Date    5/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Stanford L. Kurland
                 Stanford L. Kurland, CEO

Date    5/29/2012

By      /s/ Anne McCallion
Anne McCallion, CFO

Date    5/29/2012